As filed with the Securities and Exchange Commission on February 20, 2018

Securities Act File No. 2-30393

Investment Company Act File No. 811-1735

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 71	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 52	☒

FPA NEW INCOME, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

11601 WILSHIRE BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90025

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(310) 473-0225

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

J. RICHARD ATWOOD, PRESIDENT

FPA NEW INCOME, INC.

11601 WILSHIRE BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90025

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

MARK D. PERLOW, ESQ.

DECHERT LLP

ONE BUSH STREET

SUITE 1600

SAN FRANCISCO, CALIFORNIA 94104

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    on       pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on        pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on               pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered:  Common Stock, $0.01 Par Value

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, State of California, on the 20th day of February, 2018.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures	Title	Date

/s/ J. Richard Atwood	President and Director	February 20, 2018
J. Richard Atwood	(Principal Executive Officer)

/s/ E. Lake Setzler III	Treasurer	February 20, 2018
E. Lake Setzler III	(Principal Financial Officer & Principal Accounting Officer)

/s/ Sandra Brown*	Director	February 20, 2018
Sandra Brown

/s/ Mark L. Lipson*	Director	February 20, 2018
Mark L. Lipson

/s/ Alfred E. Osborne, Jr.*	Director	February 20, 2018
Alfred E. Osborne, Jr.

/s/ A. Robert Pisano*	Director	February 20, 2018
A. Robert Pisano

/s/ Patrick B. Purcell*	Director	February 20, 2018
Patrick B. Purcell

/s/ Allan M. Rudnick*	Director	February 20, 2018
Allan M. Rudnick

* By:	/s/ J. Richard Atwood
J. Richard Atwood
as Attorney-in-Fact

*Powers of Attorney were filed as Exhibit q to Post-Effective Amendment No 67 of the Registrant’s Registration Statement on Form N-1A filed on January 27, 2017 and are incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Document
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase